Revenues (Details) € in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Cipher Pharmaceuticals [Member]
Revenues (Details) [Line Items]
Terms of agreement	$ 1,292,000	$ 1,650
Description of additional payments			In addition, the agreement provides that additional payments of up to 2,000 Canadian Dollar will be received by the Company upon the achievement of certain milestones plus royalty payments of 16.5% of net sales of Piclidenoson in Canada.	In addition, the agreement provides that additional payments of up to 2,000 Canadian Dollar will be received by the Company upon the achievement of certain milestones plus royalty payments of 16.5% of net sales of Piclidenoson in Canada.
Chong Kun Dang Pharmaceuticals Corp [Member]
Revenues (Details) [Line Items]
Terms of agreement			$ 1,500
Description of additional payments			According to the distribution agreement, the Company is entitled to receive an amounts of up to $3,000 in upfront and milestone payments payable with respect to the liver cancer indication and additional $6,000 in upfront and milestone payments payable with respect to NASH indication. In addition, the Company will also be entitled to a transfer price for delivering finished product to CKD following commercial launch at a cost plus 10% basis or 23% of net sales of Namodenoson following commercial launch in South Korea.	According to the distribution agreement, the Company is entitled to receive an amounts of up to $3,000 in upfront and milestone payments payable with respect to the liver cancer indication and additional $6,000 in upfront and milestone payments payable with respect to NASH indication. In addition, the Company will also be entitled to a transfer price for delivering finished product to CKD following commercial launch at a cost plus 10% basis or 23% of net sales of Namodenoson following commercial launch in South Korea.
Additional achieved milestone			$ 500
Gebro Holding GmBH [Member]
Revenues (Details) [Line Items]
Terms of agreement			$ 1,850	€ 1,500
Description of additional payments			Under the Distribution and Supply Agreement, the Company is entitled to € 1,500 upon execution of the agreement. In addition, the Company is also entitled to milestone payments upon achieving certain clinical, launch and sales milestones, as follows: (i) € 300 thousand upon initiation of the ACRobat Phase III clinical trial for the treatment of rheumatoid arthritis and € 300 thousand upon the initiation of the COMFORT Phase III clinical trial for the treatment of psoriasis, (ii) between € 750 thousand and € 1,600 thousand following first delivery of commercial launch quantities of Piclidenson for either the treatment of rheumatoid arthritis or psoriasis, and (iii) between € 300 thousand and up to €4,025 thousand upon meeting certain net sales. In addition, following regulatory approval, the Company shall be entitled to future royalties on net sales of Piclidenoson in the territories and payment for the manufacturing Piclidenoson.	Under the Distribution and Supply Agreement, the Company is entitled to € 1,500 upon execution of the agreement. In addition, the Company is also entitled to milestone payments upon achieving certain clinical, launch and sales milestones, as follows: (i) € 300 thousand upon initiation of the ACRobat Phase III clinical trial for the treatment of rheumatoid arthritis and € 300 thousand upon the initiation of the COMFORT Phase III clinical trial for the treatment of psoriasis, (ii) between € 750 thousand and € 1,600 thousand following first delivery of commercial launch quantities of Piclidenson for either the treatment of rheumatoid arthritis or psoriasis, and (iii) between € 300 thousand and up to €4,025 thousand upon meeting certain net sales. In addition, following regulatory approval, the Company shall be entitled to future royalties on net sales of Piclidenoson in the territories and payment for the manufacturing Piclidenoson.
Additional achieved milestone			$ 720	€ 600
CMS Medical Venture Investment Limited [Member]
Revenues (Details) [Line Items]
Terms of agreement			$ 2,000
Description of additional payments			Under the License, Collaboration and Distribution Agreement, the Company is entitled to receive an up-front amount of $2,000 upon execution of the agreement. In addition, the Company is also entitle to received an amount of up to $14,000 for milestone payments upon achieving certain regulatory milestones and up to $58,500 for milestone payments upon achieving certain sales milestones. In addition, following regulatory approval, the Company shall be entitled to future double digit royalties on net sales in the territories and payment for the manufacturing of Piclidenoson and Namodenoson.	Under the License, Collaboration and Distribution Agreement, the Company is entitled to receive an up-front amount of $2,000 upon execution of the agreement. In addition, the Company is also entitle to received an amount of up to $14,000 for milestone payments upon achieving certain regulatory milestones and up to $58,500 for milestone payments upon achieving certain sales milestones. In addition, following regulatory approval, the Company shall be entitled to future double digit royalties on net sales in the territories and payment for the manufacturing of Piclidenoson and Namodenoson.
Kyongbo Pharm Co.[Member]
Revenues (Details) [Line Items]
Terms of agreement			$ 750
Description of additional payments			Under the terms of the distribution agreement, Kyongbo Pharm, in exchange for exclusive distribution rights to sell Piclidenoson in the treatment of psoriasis in South Korea, is required to make a total a payment of $750 for access to information and clinical study data. In addition, the Company will be also entitle to additional payments of up to $3,250 upon achievement of certain milestones. The Company will also be entitled to a transfer price for delivering finished product to Kyongbo Pharm upon commercial launch.	Under the terms of the distribution agreement, Kyongbo Pharm, in exchange for exclusive distribution rights to sell Piclidenoson in the treatment of psoriasis in South Korea, is required to make a total a payment of $750 for access to information and clinical study data. In addition, the Company will be also entitle to additional payments of up to $3,250 upon achievement of certain milestones. The Company will also be entitled to a transfer price for delivering finished product to Kyongbo Pharm upon commercial launch.
Ewopharma [Member]
Revenues (Details) [Line Items]
Terms of agreement			$ 2,250
Description of additional payments			On March 16, 2021, the Company signed an exclusive distribution agreement with Switzerland-based Ewopharma for Piclidenoson in the treatment of psoriasis and Namodenoson in the treatment of liver diseases namely, hepatocellular carcinoma (HCC) the most common form of liver cancer and non-alcoholic steatohepatitis (NASH). Under the terms of the distribution agreement, Ewopharma paid Can-Fite non-refundable upfront payment in an amount of $2,250 and is entitled to up to an additional $40,450 payable upon the achievement of regulatory and sales milestones and 17.5% royalties on net sales. In exchange, Ewopharma will have the exclusive right to market and sell Piclidenoson in Central Eastern European (CEE) countries and Namodenoson in CEE countries and Switzerland. Ewopharma has the right to extend the distribution agreement to new indications that Can-Fite may identify for its drug candidates.	On March 16, 2021, the Company signed an exclusive distribution agreement with Switzerland-based Ewopharma for Piclidenoson in the treatment of psoriasis and Namodenoson in the treatment of liver diseases namely, hepatocellular carcinoma (HCC) the most common form of liver cancer and non-alcoholic steatohepatitis (NASH). Under the terms of the distribution agreement, Ewopharma paid Can-Fite non-refundable upfront payment in an amount of $2,250 and is entitled to up to an additional $40,450 payable upon the achievement of regulatory and sales milestones and 17.5% royalties on net sales. In exchange, Ewopharma will have the exclusive right to market and sell Piclidenoson in Central Eastern European (CEE) countries and Namodenoson in CEE countries and Switzerland. Ewopharma has the right to extend the distribution agreement to new indications that Can-Fite may identify for its drug candidates.
Vetbiolix [Member]
Revenues (Details) [Line Items]
Description of additional payments			On June 28, 2021, the Company announced it signed a development and commercialization agreement with Vetbiolix, a France-based veterinary biotech company, for the development of Piclidenoson for the treatment of osteoarthritis in companion animals including dogs and cats. According to the agreement, the Company will grant Vetbiolix an exclusive option to purchase its license of Piclidenoson in the veterinary osteoarthritis market for two years from the signature date, during which time Vetbiolix will conduct proof-of-concept studies and cover all associated costs. If the studies yield positive data and Vetbiolix exercises its option to obtain the license from Can-Fite, then Vetbiolix will be obligated to pay Can-Fite a non-refundable upfront payment in an amount of Euro 250, additional milestones payment equal to 30% upon each upfront payment received from sublicensee and 15%-40% royalties on net sales upon regulatory approval for veterinary use.	On June 28, 2021, the Company announced it signed a development and commercialization agreement with Vetbiolix, a France-based veterinary biotech company, for the development of Piclidenoson for the treatment of osteoarthritis in companion animals including dogs and cats. According to the agreement, the Company will grant Vetbiolix an exclusive option to purchase its license of Piclidenoson in the veterinary osteoarthritis market for two years from the signature date, during which time Vetbiolix will conduct proof-of-concept studies and cover all associated costs. If the studies yield positive data and Vetbiolix exercises its option to obtain the license from Can-Fite, then Vetbiolix will be obligated to pay Can-Fite a non-refundable upfront payment in an amount of Euro 250, additional milestones payment equal to 30% upon each upfront payment received from sublicensee and 15%-40% royalties on net sales upon regulatory approval for veterinary use.